Share-based compensation - Stock options plans (Details) - Stock option plans	1 Months Ended		12 Months Ended
	Jan. 31, 2022 shares	Jan. 31, 2021 shares	Dec. 31, 2022 shares tranche plan € / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of successive plans | plan			6
Expiration period			10 years
Percentage of voting rights			50.00%
Exercises (in shares)	1,114,963	790,075	1,114,963	790,075
Granted (in shares)			3,152,751	0
Weighted average grant date fair value, options granted (in euro per share) | € / shares			€ 3.77
ESOP Plans 2013 to 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal tranches to exercise awards | tranche			2
ESOP Plans 2013 to 2017 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			2 years
ESOP Plans 2013 to 2017 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
ESOP Plan 2019 onwards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal tranches to exercise awards | tranche			3
ESOP Plan 2019 onwards | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
ESOP Plan 2019 onwards | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			2 years
ESOP Plan 2019 onwards | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
ESOP 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercises (in shares)	615,918
ESOP 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercises (in shares)	478,845
ESOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercises (in shares)	20,200	363,050
ESOP 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercises (in shares)		427,025